Basis of Presentation	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

Note 1 - Basis of Presentation

The accompanying unaudited condensed financial statements of American International Holdings Corp. (“AMIH” or the “Company”) have been prepared in accordance with the generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the applicable rules and regulations for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Annual Report on Form 10-K for the year ended December 31, 2019. The interim results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any future interim periods.

Impact of COVID-19 Pandemic on Consolidated Financial Statements. The outbreak of the 2019 novel coronavirus disease (“COVID-19”), which was declared a global pandemic by the World Health Organization on March 11, 2020, and the related responses by public health and governmental authorities to contain and combat its outbreak and spread has severely impacted the U.S. and world economies, the market for health spa services, nutrition supplements and our other business offerings during the end of the first quarter of 2020, and continuing through the second, third and fourth quarters of 2020. Government mandated ‘stay-at-home’ and similar orders have to date, and may in the future, prevent us from staffing our spas and construction services, and prohibited us from operating altogether. Specifically, as a result of COVID-19 and ‘stay-at-home’ and social distancing orders issued in McKinney and The Woodlands, Texas, we had to close both of our MedSpas, VISSIA McKinney and VISSIA Waterway, Inc., which were closed effective March 10, 2020, and which resulted in both the loss of income and the loss of most of our workforce, who had to be let go. VISSIA Waterway, Inc. reopened effective June 21, 2020 and VISSIA McKinney reopened effective August 8, 2020. However, due to the termination of employees associated with the shutdown we were forced to expend resources to attract, hire and train completely new staff for preparation of the re-launchings. Notwithstanding the re-openings, customer traffic and demand at our VISSIA Waterway, Inc. and VISSIA McKinney MedSpa locations failed to rebound to pre-closure levels due to COVID-19 and the pandemic’s effects on the economy, and because we are unable to predict the length of the pandemic or ultimate outcome thereof, and further due to our limited capital resources, effective on October 25, 2020, we made the decision to temporarily close both our VISSIA Waterway, Inc. and VISSIA McKinney locations. Such locations remain closed through the date of this Report. We are currently seeking both financial and operating partners to assist in the further management and operations of our VISSIA brand, to help fund the re-opening of our spas and are also entertaining any and all purchase opportunities for such brand and spas as well. Although our MedSpas were forced to close during the second and third quarters, and are temporarily closed for economic reasons currently, Legend Nutrition was able to remain open as an essential business as we sold vitamins and other nutritional supplements. Though the store was able to remain open, the store saw, and continues to see, a deep decline in sales due to social distancing orders and decreases in customers who are willing to venture out to brick and mortar establishments.

Moving forward, even if Legend Nutrition is able to continue to operate through the COVID-19 pandemic, we expect to deal with the loss of available employees due to health concerns which in the future may limit our ability to operate. Separately, economic recessions, including those brought on by the COVID-19 outbreak may have a negative effect on the demand for our services and our operating results. We have also experienced delays due to the COVID-19 outbreak in receiving products and supplies which we need to operate.

All of the above may be exacerbated in the future as the COVID-19 outbreak and the governmental responses thereto continues. Furthermore, all of the above may be exacerbated due to the fact that all of our operations currently take place in the state of Texas, which has recently experienced some of the largest increases in the number of cases of, and the number of hospitalizations related to, COVID-19.